Shareholder Fees	Nov. 01, 2025 USD ($)
Potomac Managed Volatility Fund | Potomac Managed Volatility Fund Shares
Prospectus [Line Items]
Redemption Fee	$ 0
Potomac Tactical Rotation Fund | Potomac Tactical Rotation Fund Shares
Prospectus [Line Items]
Redemption Fee	0
Potomac Tactical Opportunities Fund | Potomac Tactical Opportunities Fund Shares
Prospectus [Line Items]
Redemption Fee	0
Potomac Defensive Bull Fund | Potomac Defensive Bull Fund Shares
Prospectus [Line Items]
Redemption Fee	$ 0